Description of business and environment	12 Months Ended
Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of business and environment
Description of business and environment
Luxoft Holding, Inc (the "Company") was incorporated as a company limited by shares under the laws of the British Virgin Islands ("BVI") on March 7, 2006. The Company has 43 subsidiaries across Europe, North America, Asia, Australia and Africa collectively referred to as "Subsidiaries". The Company and its Subsidiaries are collectively referred to as the "Group".
The Group is a leading provider of software development services and innovative IT solutions to a global client base consisting primarily of large, multinational corporations. The Group's software development services consist of core and mission custom critical software development and support, product engineering and testing, and technology consulting. The Group's solutions are based on its proprietary products and platforms that directly impact the Group's clients' business outcomes and efficiently deliver continuous innovation. The Group's products are part of its current portfolio of proprietary solutions that have not been commercialized in the past. However, the Group intends to grow its future sales using these products as stand-alone software and as a part of its software development services offering. The Group's platforms are also a part of its proprietary solutions portfolio that it utilizes within the scope of its software development services to clients. Most of the Group's platform components are available under non-commercial open source license to allow any potential user to quickly evaluate the characteristics of the technology, but these components are not sufficient for a commercial use.